Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category)(Details) - Retiree Medical Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 16,717	$ 16,128
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	16,717	16,128
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	626	365
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	626	365
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	10,443	9,562
Equity Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	10,443	9,562
Equity Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	5,648	6,201
Fixed Income Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	5,648	6,201
Fixed Income Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 0	$ 0